BONDS AND NOTES ISSUED	12 Months Ended
Dec. 31, 2022
BONDS AND NOTES ISSUED [Abstract]
BONDS AND NOTES ISSUED
17	BONDS AND NOTES ISSUED

a)	This item consists of the following:

			Hedge Accounting			2022			2021
	Annual interest	Interest	Type	Nominal	Nominal Equivalent		Issued	Carrying		Issued	Carrying
	rate	payment				Maturity	amount	amount	Maturity	amount	amount
	%			(000)	S/(000)		(000)	S/(000)		(000)	S/(000)

Senior notes - BCP (i)	4.25	Semi-annual	–	–	–	April 2023	US$716,301	2,713,911	April 2023	US$716,301	2,821,515
Senior notes - BCP (ii)	2.70	Semi-annual	CCS	US$220,000	839,080	January 2025	US$700,000	2,623,445	January 2025	US$700,000	2,721,570
Senior notes - BCP (iii)	4.65	Semi-annual	–	–	–	September 2024	S/2,900,000	2,490,872	September 2024	S/2,900,000	2,484,121
Senior notes - Credicorp Ltd. (iv)	2.75	Semi-annual	Net investment of a foreign operation	US$228,828	872,750	June 2025	US$500,000	1,827,682	June 2025	US$500,000	1,906,364
Senior notes - BCP (v)	Libor 3M + 55 pb	Quarterly	–	–	–	–	–	–	March 2022	US$30,000	119,585
Senior notes - BCP (vi)	0.45	Semi-annual	CCS	¥5,000,000	145,715	December 2023	¥5,000,000	145,522	December 2023	¥5,000,000	172,773
Senior notes - BCP (vii)	5.05	Semi-annual	–	–	–	June 2027	US$30,000	114,246	–	–	–
MMT 100 - Secured notes- CCR Inc. (viii)
2012 Series C Floating rate certificates	4.75	Monthly	–	–	–	–	–	–	July 2022	US$315,000	104,659

Corporate bonds -

First program
First issuance (Series A) - Mibanco Colombia	9.00	Quarterly	–	–	–	January 2025	$112,500	72,118	–	–	–
Fourth program
Tenth issuance (Series A, B and C) - BCP	From 5.31 to 5.50	Semi-annual	–	–	–	–	–	–	October 2022 / November 2022	S/400,000	399,923

Fifth program
Third issuance (Series C) - BCP	4.25	Semi-annual	–	–	–	–	–	–	July 2022	S/109,310	109,182
Third issuance (Series D) - BCP	3.88	Semi-annual	–	–	–	–	–	–	August 2022	S/42,660	42,580

								9,987,796			10,882,272

			Hedge Accounting			2022			2021
	Annual interest	Interest	Type	Nominal	Nominal Equivalent		Issued	Carrying		Issued	Carrying
	rate	payment				Maturity	amount	amount	Maturity	amount	amount
	%			(000)	S/(000)		(000)	S/(000)		S/(000)	S/(000)

Subordinated bonds -
Subordinated bonds - BCP (ix)	From 3.13 to 3.25	Semi-annual	–	–	–	July 2030 / September 2031	US$1,350,000	5,064,963	April 2027 / September 2031	US$1,350,000	5,269,458

First program
First issuance (Series A) - Pacífico Seguros	6.97	Quarterly	–	–	–	November 2026	US$60,000	228,840	November 2026	US$60,000	239,220
First issuance (Series A) - BCP	6.22	Semi-annual	–	–	–	–	–	–	May 2027	S/15,000	15,000

Second program
Second issuance (Series A) - Pacífico Seguros	4.41	Semi-annual	–	–	–	December 2030	US$50,000	173,635	December 2030	US$50,000	181,511
First issuance (Series B) - MiBanco	7.22	Semi-annual	–	–	–	June 2027	S/30,000	30,000	June 2027	S/30,000	30,000

Third program
Issuance II - Banco de Crédito de Bolivia	5.25	Semi-annual	–	–	–	–	–	–	August 2022	Bs137,200	80,453
Issuance III - Banco de Crédito de Bolivia	6.00	Semi-annual	–	–	–	August 2030	Bs100,000	55,653	August 2030	Bs100,000	58,461
Issuance I - Banco de Crédito de Bolivia	6.25	Semi-annual	–	–	–	August 2028	Bs70,000	39,047	August 2028	Bs70,000	40,922

Fourth program
First issuance (Series A) - MiBanco (x)	5.84	Semi-annual	–	–	–	March 2031	S/155,000	146,276	March 2031	155,000	146,276
								5,738,414			6,061,301

Negotiable certificate of deposit - MiBanco	From 3.30 to 5.35	Annual	–	–	–	January 2023 / June 2024	S/356,547	356,547	January 2022 / August 2025	S/939	845
Negotiable certificate of deposit - MiBanco Colombia	From 1.0 to 17.10	To maturity	–	–	–	January 2023 / January 2027	$978,455	769,132	January 2022 / December 2024	$758,886	744,317

								16,851,889			17,688,735
Interest payable								155,305			134,411
Total								17,007,194			17,823,146

International issues maintain certain operating covenants, which, in Management’s opinion, the Group has complied with at the dates of the statement of financial position.

(i)
The Bank can redeem the total or part of the notes at any time, having as a penalty an interest rate equal to the Treasury of the United States of America’s rate plus 50 basis point. The payment of principal will take place on the due date of the notes or when the Bank redeems these notes.

(ii)
The Bank issued senior notes under the Medium-Term Program proof approximately US$700.0 million at a semi-annual coupon rate of 2.70 percent maturing in January 2025. The Bank can redeem all or part of the notes at any date, between October 11, 2021 and December 10, 2024, at a redemption price equal to or greater than: (i) 100 percent of the aggregate principal amount of the notes to be redeemed; and (ii) the sum of the present value of each remaining scheduled payment discounted at interest rate equal to the Treasury of the United States of America’s rate plus 20 basis points. From December 11, 2024 onwards, the Bank can redeem the total or part of the notes to a redemption price equal to 100 percent of the aggregate principal amount of the notes to be redeemed. The payment of principal will take place on the due date or when the Bank redeems the notes.

On December 31, 2022, the Bank maintains a CCS which was designated as cash flows hedges of a part of senior notes in U.S. dollar subject to exchange rate risk for a notional amount of US$220.0 million, equivalent to S/839.1 million (US$50.0 million equivalent to S/199.4 million, as of December 31, 2021), see note 13(c). By means of the CCS, the cover part of senior notes was economically converted to soles.

(iii)
The Bank can redeem the whole or part of the senior notes between October 17, 2021 and August 16, 2024, at a redemption price equal to or greater than: (i) 100 percent of the aggregate principal amount of the notes, and (ii) the sum of the present value of cash flows discounted at interest rate equivalent to sovereign bonds issued by the government of Peru or other comparable titles plus 25 basis points. As of August 17, 2024, the Bank may redeem all or part of the senior notes at a redemption price equal to 100 percent of the aggregate amount of the principal to be redeemed. The payment of principal will take place on the due date or when the Bank redeems the notes.

(iv)
In June 2020, Credicorp Ltd. issued Senior Notes for approximately US$500.0 million, equivalent to S/1,907.0 million as of December 31, 2022 (US$500.0 million, equivalent to S/1,993.5 million as of December 31, 2021) at fixed interest rate, whose maturity date is on June 17, 2025.

These Senior Notes can redeem the whole or part mainly by the following ways (i) at any time prior to May 17, 2025, make whole or partial call, at Treasury plus 40 basis points, and (ii) at any time on or after May 17, 2025, at par value. The payment of principal will take place on the due date or when Credicorp Ltd. redeems the notes.

As of December 31, 2022, the Group has designated as a hedge of a net investment of a foreign operation a portion of these bonds issued for approximately US$228.8 million, equivalent to S/872.8 million (US$228.8 million, equivalent to S/912.2 million, as of December 31, 2021), which hedges by the same amount the exposure of the net investment in the subsidiary Atlantic Security Holding Corporation (ASHC), established in Cayman Islands and whose functional currency is the US dollar, see note 34.2(b)(ii). This hedge covers the fluctuation in the exchange rate risk associated with the conversion of the net investment held in ASHC to the Group’s functional currency (soles).

(v)
On December 31, 2022, The interest rate swap (IRS) matured for a nominal amount of  US$30.0 million, (US$30.0 million equivalent to S/119.6 million, as of December 31, 2021), see note 13(c), which was designated as cash flows hedge of a corporate bond issued in US dollar at a variable rate. By means of the IRS, this bond was economically converted to a fixed interest rate.

(vi)
In November of 2021, the Bank issued Senior Notes for approximately ¥5,000.0 million, equivalent to S/173.2 million as of December 31, 2021 at fixed interest rate of 0.45 percent, which matures on December 31, 2023.

As of December 31, 2022, the Bank maintains a currency swap (CCS) for a nominal amount of ¥5,000.0 million, equivalent to S/145.7 million ( ¥5,000.0 million, equivalent to S/173.2 million, as of December 31, 2021), see note 13(c), which was broken down by risk variables into two cross-currency swaps (CCS) with the purpose of being designated as a cash flow hedge of a bond issued in yen at a fixed rate, which was converted to soles through this swap and as a hedge of cash flow from loans.

(vii)
On June 21, 2022, the Bank issued Senior Notes under the Medium-Term Bond Program amounting to US$30.0 million at a semi-annual rate of 5.05 percent maturing in June 2027. An amount equivalent to the net proceeds from the offering will be used to finance or refinance, in whole or in part, new or existing green Eligible Projects, as per BCP’s Sustainability Financing Framework dated January 2022. The Bank may redeem all or part of the notes at a redemption price equal to 100 percent of the aggregate amount of the principal of the notes to be redeemed.

(viii)
In July 2022, this issue was guaranteed by the future collection of electronic payment orders sent to BCP (including foreign branches) through the Society Worldwide Interbank Financial Telecommunications, through which the correspondent bank uses the network to places orders of payment to the beneficiary that is not a financial institution.

(ix)
On July 1, 2020, the Bank issued Subordinated Notes under the Medium-Term Bond Program amounting to US$850.0 million at a semiannual rate of 3.125 percent maturing in July 2030 called “3.125% Fixed Rate Subordinated Notes Due 2030 (Callable 2025).” As of July 1, 2025, It will be paid a fixed interest rate equal to States of U.S. Treasury interest rate, comparable to 5 years, plus 300.0 basic points. On July 1, 2025, the Bank may redeem all or part of the notes at a redemption price that is equal to 100 percent of the aggregate principal amount of the notes to be redeemed. Thereafter, the Bank may redeem all or part of the notes at a redemption price equal to the higher of (i) 100 percent of the principal amount of the notes and (ii) the sum of the remaining flows discounted to a rate equivalent to the United States Treasury interest rate plus 45 basis points. The payment of the principal will take place on the expiration date of the notes or when the Bank redeems them.

On the other hand, effective March 30, 2021, the Bank issued Subordinated Notes under the Medium-Term Bond Program for US$500.0 million at a semi-annual coupon rate of 3.25 percent maturing in September 2031. called “Subordinated Bonds at a Fixed Interest Rate at 3.250% maturing in 2031 (Callable in 2026)”. As of September 30, 2026, a fixed interest rate will be paid equal to the United States Treasury interest rate, comparable to 5 years, plus 245.0 basis points. On September 30, 2026, the Bank may redeem all or part of the subordinated notes at a redemption price that is equal to 100 percent of the aggregate principal amount of the subordinated notes to be redeemed. Thereafter, the Bank may redeem all or part of the subordinated notes at a redemption price that is equal to the greater of (i) 100 percent of the principal amount of the subordinated notes and (ii) the sum of the cash flows remaining discounted at a rate equivalent to the United States Treasury interest rate plus 40 basis points. Principal payment will take place on the maturity date of the subordinated notes or when the Bank redeems them.

(x)	The payment of the principal will take place on the maturity date, or when Mibanco redeems them, only after a minimum term of 5 years since issuance date.

b)	The table below shows the bonds and notes issued, classified by maturity, without accrued interests:

	2022	2021
	S/(000)	S/(000)

Up to 3 months	128,442	245,367
From 3 months to 1 year	3,671,142	1,212,193
From 1 to 3 years	7,184,334	5,604,911
From 3 to 5 years	388,396	4,645,415
More than 5 years	5,479,575	5,980,849
Total	16,851,889	17,688,735